Business Segment Information (Sales and Operating Revenue Attributed to Countries Based on Location of Customers and Long-Lived Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	¥ 8,999,360	¥ 8,259,885	¥ 8,665,687
Property, plant and equipment, net and right-of-use assets	1,362,528	1,301,254
Japan
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	2,962,465	2,472,479	2,591,784
Property, plant and equipment, net and right-of-use assets	999,280	946,922
United States
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	2,153,466	1,864,390	1,982,135
Property, plant and equipment, net and right-of-use assets	211,109	214,226
Europe
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,816,244	1,697,791	1,862,166
Property, plant and equipment, net and right-of-use assets	74,313	67,799
China
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	762,766	845,235	770,416
Property, plant and equipment, net and right-of-use assets	16,976	17,996
Asia Pacific
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	861,623	892,026	912,193
Property, plant and equipment, net and right-of-use assets	48,515	46,932
Other Areas
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	442,796	487,964	¥ 546,993
Property, plant and equipment, net and right-of-use assets	¥ 12,335	¥ 7,379